SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15.	SUBSEQUENT EVENTS

In connection with the issuance of the consolidated financial statements for the year ended December 31, 2025, the Company has evaluated subsequent events through the date the consolidated financial statements were issued.

Related Party Transactions

On January 6, 2026, the Company repaid $1.0 million plus $7,025 interest on the November 26, 2025 related party note, offset by $134,712 related party note receivable.

On various dates in February and March, 2026, a total of 129,735 of non-qualified vested stock options were exercised.

On February 28, 2026, the Company borrowed $0.7 million from Fang Family Fund I, LLC, an entity affiliated with one of its executive directors, under a loan agreement (“Note”) which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by the Company in cash on November 27, 2026 (the “Maturity Date”) at the Company’s written election or upon written demand by the Holder.

Stock option awards

In February 2026, the Company granted to certain employees a total of 216,448 common stock options with exercise prices ranging from $1.08 to $1.69 and a term of 10 years.

Senior Secured Note

In connection with the Senior Secured Note issued in December 2025 (see Note 8), the Company:

●	Made principal payments in February and March 2026, totaling $3.4 million in cash.

●	In February and March 2026, issued a total of 1,380,359 shares of common stock to settle $2.1 million of note principal as a result of the noteholder’s election to accelerate repayment in shares.

●	On March 9, 2026, paid the minimum liquidity requirement of $4.0 million to the noteholder in satisfaction of the equivalent principal amount.

Common share authorization

On March 10, 2026, the stockholders of the Company approved an amendment to the Company’s Second Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from the previously authorized amount of 150,000,000 shares to 300,000,000 shares. The Second Amended and Restated Certificate of Incorporation was filed with the Secretary of State of the State of Delaware and became effective on March 24, 2026.